FAIR VALUE MEASUREMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Recurring basis Total Fair Value and Carrying Value on Balance Sheet CNY	Dec. 31, 2012 Recurring basis Total Fair Value and Carrying Value on Balance Sheet CNY	Dec. 31, 2013 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Nonrecurring basis Total Fair Value and Carrying Value on Balance Sheet CNY	Dec. 31, 2012 Nonrecurring basis Significant Unobservable Inputs (Level 3) CNY
FAIR VALUE MEASUREMENTS
IRCF				175	181	175	181
Property and equipment & other non-current assets								1,672	1,672
Intangible assets	30,355	183,763	238,707					174,944	174,944
Goodwill		221,080	268,106					749,755	749,755